Condensed consolidated cash flow statement (Parenthetical) $ in Millions	3 Months Ended					9 Months Ended
	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) item		Sep. 30, 2022 USD ($)	[2]
Condensed consolidated cash flow statement
Capital increase						$ 54.7	[1]	$ 6.6
Amount of non cash share issue	$ 48.5	$ 48.5	$ 48.5	$ 48.5	$ 48.5	$ 48.5
Number of vessels acquired | item						3

[1]	During the year, the share capital was increased amounting to USD 6.2m as a result of the exercise of Restricted Share Units and 48.5m from a non-cash issue in relation to purchase of three vessels
[2]	During the year, the share capital was increased amounting to USD 6.6m as a result of the exercise of Restricted Share Units.